Dissagreggated Revenue - Schedule of Revenue is Disaggregated by the Geographical Locations (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 60,236,666	$ 7,673,558	$ 79,256,623	$ 235,667,734	$ 30,339,448	$ 174,202,627
The United States and Canada [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	30,104,645	3,835,035	63,140,914
The UK [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	27,236,666	3,469,683	11,752,301	39,906,752	5,137,525	17,898,073
Others [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 2,895,355	$ 368,840	$ 4,363,408	$ 24,406,609	$ 3,142,064	$ 24,179,771